Right of use assets and liabilities - Lease and non-lease components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of leases [Abstract]
Lease components of revenue	$ 428,781	$ 296
Non - lease components of revenue	265,656	282
Total lease and non - lease components of revenue	$ 694,437	$ 578